Income Tax (Details) - Schedule of Statutory Tax Rate to Effective Tax Rate	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Statutory Tax Rate to Effective Tax Rate [Abstract]
Income (Loss) before income tax expenses	¥ 18,762,526	$ 2,581,809	¥ (42,557,320)	¥ 12,148,771
Income tax benefits/(expenses) computed at statutory EIT rate (25%)	(4,690,630)		10,639,329	(3,037,193)
Effect of entertainment expense	(475,202)		(182,962)	(167,577)
Effect of staff welfare expense			(61,534)	(7,159)
Effect of overdue fine			(74)	(17,515)
Effect of share-based compensation			(13,816,502)	(133,963)
Effect of non-taxable gain from extinguishment of liability	2,249,085
Effect of different tax rate in different jurisdictions	(207,099)		21,760
Effect of change in valuation allowance	(2,386,927)		2,858,523	5,474,042
Income tax benefits (expenses)	¥ (5,510,773)	$ (758,308)	¥ (541,460)	¥ 2,110,635